Commitment and Contingencies (Future Non-Cancelable Purchase Commitments) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 202,879
2021	137,840
2022	57,096
2023	14,596
2024	8,760
Thereafter	34,233
Future noncancelable purchase commitments, Total	$ 455,404